Commitments and Contingencies (Tables)	12 Months Ended
Dec. 29, 2012
Purchase Commitments

Purchase commitments for 2013 include the following (in thousands):

Inventory ordered — not received	$595,522
Vendor purchase contracts	83,399
Diesel fuel forward purchases	121,733

Total purchase commitments	$800,654